Commitments and Contingencies - Future Minimum Lease Payments (Details) - Draft Kings Inc $ in Thousands	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
2020	$ 10,067
2021	8,300
2022	8,374
2023	8,292
2024	7,310
Thereafter	23,685
Total	$ 66,028